CONDENSED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss	$ (12,818)	$ (4,489)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	8	6
Exchange rate differences on cash, cash equivalents and restricted cash	(3)	3
Net change in operating lease asset and liability	(7)	0
Share-based compensation to employees and directors	198	441
Interest income	0	71
Change in:
Other current assets	1,564	(23)
Trade payables	(102)	(139)
Other accounts payable	2,516	175
Net cash used in operating activities	(8,644)	(3,955)
Cash flows from investing activities
Purchase of property and equipment	(12)	0
Purchase of short term deposit	0	(1,000)
Proceeds from short term deposit	0	6,000
Net cash provided by (used in) investing activities	(12)	5,000
Cash flows from financing activities
Proceeds from issuance of shares and prefunded warrants	4,000	0
Issuance costs	(590)	0
Net cash provided by financing activities	3,410	0
Effect of Exchange rate changes on cash, cash equivalents and restricted cash	3	(3)
Change in cash, cash equivalents and restricted cash	(5,243)	1,042
Cash, cash equivalents and restricted cash at the beginning of the period	8,036	4,106
Cash, cash equivalents and restricted cash at the end of the period	2,793	5,148
Supplemental cash flow information:
Cash and cash equivalents	2,783	5,138
Restricted cash	10	10
Total cash, cash equivalents and restricted cash	2,793	5,148
Issuance Costs	$ 70	$ 0